Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets [Abstract]
Schedule of Goodwill

	Goodwill
	North America	Europe	Total
	(In thousands)
Balance as of January 1, 2013:
Gross balance	$271,557	$64,142	$335,699
Accumulated impairment loss	-	(50,003)	(50,003)
	$271,557	$14,139	$285,696

Acquisitions	13,316	97,929	111,245
Purchase price adjustments	170	-	170
Allocation adjustment	6,860	(6,860)	-
Foreign currency translation adjustments	499	6,881	7,380

Balance as of December 31, 2013:
Gross balance	$292,402	$162,092	$454,494
Accumulated impairment loss	-	(50,003)	(50,003)
	$292,402	$112,089	$404,491

Acquisitions	108,932	15,461	124,393
Purchase price adjustments	(1,493)	(7,779)	(9,272)
Foreign currency translation adjustments	(212)	(7,437)	(7,649)

Balance as of December 31, 2014:
Gross balance	$399,629	$162,337	$561,966
Accumulated impairment loss	-	(50,003)	(50,003)
	$399,629	$112,334	$511,963

Summary Of Net Carrying Amounts Of Intangible Assets With Indefinite Lives

	Trade Name: indefinite-lived
	North America	Europe	Total
	(In thousands)
Balance as of January 1, 2013	$200	$3,231	$3,431
Acquisitions	513	—	513
Reclassification to definite-lived trade name	—	(3,298)	(3,298)
Foreign currency translation adjustments	(6)	120	114
Balance as of December 31, 2013	$707	$53	$760
Foreign currency translation adjustments	(9)	(23)	(32)
Balance as of December 31, 2014	$698	$30	$728

Summary Of Intangible Assets Subject To Amortization

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)			(In thousands)
Customer and branding contracts/relationships	$338,830	$(186,185)	$152,645	$291,392	$(162,775)	$128,617
Deferred financing costs	16,127	(5,851)	10,276	15,038	(5,466)	9,572
Non-compete agreements	4,568	(3,374)	1,194	4,075	(2,437)	1,638
Technology	2,803	(2,025)	778	2,827	(775)	2,052
Trade name: definite-lived	13,702	(1,783)	11,919	13,164	(527)	12,637
Total	$376,030	$(199,218)	$176,812	$326,496	$(171,980)	$154,516

Schedule of Acquired Intangible Assets

	Amount Acquired in 2014	Weighted Average Amortization Period
	(In thousands)
Customer and branding contracts/relationships	$71,955	6.7 years
Non-compete agreements	590	4.2 years
Trade name: definite-lived	2,164	3.0 years
Total	$74,709

Schedule of Finite-Lived Intangible Assets Future Amortization Expense

2015	$39,116
2016	35,268
2017	31,343
2018	25,898
2019	22,092
Thereafter	23,095
Total	$176,812